UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/2002
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             05/14/2002
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 90
                                        -------------------

Form 13F Information Table Value Total: $  83,673
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
General Electric               COMMON STOCK     369604103      3,933,673       105,038      SOLE          N/A        SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      3,895,756        96,215      SOLE          N/A        SOLE
Exxon Mobil Corporation        COMMON STOCK     91927806       3,277,169        74,770      SOLE          N/A        SOLE
Microsoft Corporation          COMMON STOCK     594918104      2,652,675        43,984      SOLE          N/A        SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109      2,623,259        32,840      SOLE          N/A        SOLE
IBM                            COMMON STOCK     459200101      2,210,208        21,252      SOLE          N/A        SOLE
Anadarko Petroleum             COMMON STOCK     32511107       2,141,164        37,937      SOLE          N/A        SOLE
Citigroup Inc.                 COMMON STOCK     172967101      1,991,447        40,215      SOLE          N/A        SOLE
Home Depot                     COMMON STOCK     437076102      1,960,150        40,324      SOLE          N/A        SOLE
Wal Mart Stores Inc.           COMMON STOCK                    1,948,114        31,780      SOLE          N/A        SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,929,963        37,475      SOLE          N/A        SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      1,913,824        78,275      SOLE          N/A        SOLE
Auto Data Processing           COMMON STOCK     53015103       1,899,602        32,600      SOLE          N/A        SOLE
UnitedHealth Group             COMMON STOCK     910581107      1,807,257        23,649      SOLE          N/A        SOLE
Pfizer Incorporated            COMMON STOCK     717081103      1,785,955        44,941      SOLE          N/A        SOLE
American Intl Group Inc.       COMMON STOCK     26874107       1,578,784        21,885      SOLE          N/A        SOLE
Johnson & Johnson              COMMON STOCK     478160104      1,554,578        23,935      SOLE          N/A        SOLE
United Technologies            COMMON STOCK     913017109      1,514,051        20,405      SOLE          N/A        SOLE
Plum Creek Timber Co           COMMON STOCK                    1,482,380        49,895      SOLE          N/A        SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      1,437,546        47,350      SOLE          N/A        SOLE
Philip Morris Companies        COMMON STOCK     718154107      1,432,466        27,197      SOLE          N/A        SOLE
Cardinal Health                COMMON STOCK     14149Y108      1,364,633        19,250      SOLE          N/A        SOLE
Walgreen Company               COMMON STOCK     931422109      1,264,661        32,270      SOLE          N/A        SOLE
Sherwin Williams               COMMON STOCK                    1,195,021        41,960      SOLE          N/A        SOLE
MBNA Corporation               COMMON STOCK     55262400000    1,153,899        29,917      SOLE          N/A        SOLE
Block H & R Incorporated       COMMON STOCK                    1,150,366        25,880      SOLE          N/A        SOLE
Southern Company               COMMON STOCK     842587107      1,111,918        41,975      SOLE          N/A        SOLE
Wells Fargo                    COMMON STOCK     949746101      1,060,124        21,460      SOLE          N/A        SOLE
U S Bancorp Del                COMMON STOCK                    1,057,247        46,843      SOLE          N/A        SOLE
BP PLC                         COMMON STOCK     55622104       1,051,646        19,805      SOLE          N/A        SOLE
Duke Energy                    COMMON STOCK     264399106      1,001,133        26,485      SOLE          N/A        SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101        975,575        20,169      SOLE          N/A        SOLE
Pharmacia Corp                 COMMON STOCK     61166W101        854,582        18,957      SOLE          N/A        SOLE
Intel Corporation              COMMON STOCK     458140100        836,974        27,523      SOLE          N/A        SOLE
Cisco Systems                  COMMON STOCK     17275R102        833,921        49,257      SOLE          N/A        SOLE
Nokia Corp                     COMMON STOCK     654902204        823,171        39,690      SOLE          N/A        SOLE
Dell Computer Corp             COMMON STOCK     247025109        813,979        31,175      SOLE          N/A        SOLE
Household International        COMMON STOCK     441815107        808,264        14,230      SOLE          N/A        SOLE
Medtronic Inc.                 COMMON STOCK     585055106        799,358        17,681      SOLE          N/A        SOLE
AmeriGas Partners LP           COMMON STOCK     30975106         766,932        35,605      SOLE          N/A        SOLE
Abbott Laboratories            COMMON STOCK     2824100          765,593        14,555      SOLE          N/A        SOLE
MBIA Inc.                      COMMON STOCK                      763,199        13,955      SOLE          N/A        SOLE
Buckeye Partners LP            COMMON STOCK                      759,297        19,030      SOLE          N/A        SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         752,840        16,225      SOLE          N/A        SOLE
Washington Mutual Inc          COMMON STOCK                      713,620        21,540      SOLE          N/A        SOLE
Verizon Communications         COMMON STOCK     92343V104        670,064        14,535      SOLE          N/A        SOLE
Target Corp                    COMMON STOCK     872540109        659,952        15,305      SOLE          N/A        SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102        645,298        12,552      SOLE          N/A        SOLE
Vodafone Airtouch ADR          COMMON STOCK     92857T107        641,364        34,800      SOLE          N/A        SOLE
Alcoa Inc.                     COMMON STOCK     13817101         632,900        16,770      SOLE          N/A        SOLE
Minnesota Mining and Mfg.      COMMON STOCK     604059105        580,455         5,047      SOLE          N/A        SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                      577,136        24,280      SOLE          N/A        SOLE
Liberty Media New Ser A        COMMON STOCK                      576,258        45,590      SOLE          N/A        SOLE
Emerson Electric Company       COMMON STOCK     291011104        561,274         9,780      SOLE          N/A        SOLE
McGraw Hill Cos Inc            COMMON STOCK                      533,033         7,810      SOLE          N/A        SOLE
Sysco Corp.                    COMMON STOCK     871829107        532,883        17,870      SOLE          N/A        SOLE
Zimmer Holdings Inc            COMMON STOCK                      500,195        14,690      SOLE          N/A        SOLE
AOL Time Warner Inc            COMMON STOCK     02364J104        473,946        20,040      SOLE          N/A        SOLE
Keycorp Inc New                COMMON STOCK                      442,763        16,614      SOLE          N/A        SOLE
Omnicom Group Inc              COMMON STOCK     681919106        438,016         4,640      SOLE          N/A        SOLE
Concord E F S Inc.             COMMON STOCK     206197105        432,250        13,000      SOLE          N/A        SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        393,675         7,533      SOLE          N/A        SOLE
Procter & Gamble               COMMON STOCK     742718109        392,432         4,356      SOLE          N/A        SOLE
Nabors Industries, Inc.        COMMON STOCK     629568106        377,715         8,940      SOLE          N/A        SOLE
Elan Corp Plc Spon Adr         COMMON STOCK     284131208        326,398        23,465      SOLE          N/A        SOLE
ChevronTexaco Corp             COMMON STOCK     166741100        324,521         3,595      SOLE          N/A        SOLE
Sara Lee Corp                  COMMON STOCK     803111103        322,486        15,534      SOLE          N/A        SOLE
Hewlett Packard Company        COMMON STOCK     428236103000     306,236        17,070      SOLE          N/A        SOLE
SBC Communications Inc.        COMMON STOCK     78387G103        300,793         8,034      SOLE          N/A        SOLE
Merck & Co.                    COMMON STOCK     58933107         297,573         5,168      SOLE          N/A        SOLE
Xcel Energy Inc                COMMON STOCK                      291,931        11,516      SOLE          N/A        SOLE
American Express Company       COMMON STOCK     25816109         286,720         7,000      SOLE          N/A        SOLE
Caterpillar Inc.               COMMON STOCK     149123101        274,188         4,823      SOLE          N/A        SOLE
Walt Disney                    COMMON STOCK     254687106        271,421        11,760      SOLE          N/A        SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      266,513         4,531      SOLE          N/A        SOLE
US Energy Corp Wyo             COMMON STOCK                      264,670        63,776      SOLE          N/A        SOLE
EOG Resources                  COMMON STOCK     293562104        234,842         5,790      SOLE          N/A        SOLE
Wyeth                          COMMON STOCK                      223,210         3,400      SOLE          N/A        SOLE
Allstate Corp                  COMMON STOCK     20002101         222,843         5,900      SOLE          N/A        SOLE
BellSouth Corporation          COMMON STOCK     79860102         220,128         5,972      SOLE          N/A        SOLE
Ensco International Inc.       COMMON STOCK     26874Q100        218,816         7,260      SOLE          N/A        SOLE
Polaris Industries             COMMON STOCK     731068102        215,625         3,385      SOLE          N/A        SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        214,054         2,620      SOLE          N/A        SOLE
Agilent Technologies Inc       COMMON STOCK     00846U101        204,970         5,863      SOLE          N/A        SOLE
Oracle Corp.                   COMMON STOCK     68389X105        198,144        15,480      SOLE          N/A        SOLE
AT&T Corporation               COMMON STOCK     1957109          188,479        12,005      SOLE          N/A        SOLE
Liberty Media Group Cl B       COMMON STOCK                      161,858        12,052      SOLE          N/A        SOLE
Sun Microsystems               COMMON STOCK     866810104        126,832        14,380      SOLE          N/A        SOLE
Ben Ezra Weinstein New         COMMON STOCK                           10        50,000      SOLE          N/A        SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          N/A        SOLE